Trust specific information (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Physical silver bullion cost	$ 4,211,774	$ 3,847,488
Percent value of net assets of the Trust	0.45%
Capital losses available for tax purposes	$ 4,242	4,360
Currency risk [member]
IfrsStatementLineItems [Line Items]
Other assets and accounts payable	$ (100)	$ (341)
Concentration Risk Location One [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical silver bullion that constitutes total equity	58.60%	64.70%
Concentration Risk Location Two [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical silver bullion that constitutes total equity	32.30%	25.40%
Concentration Risk Location Three [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical silver bullion that constitutes total equity	8.80%	9.70%
Concentration Risk Location Four [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical silver bullion that constitutes total equity	0.10%	0.10%
Scenario [Member]
IfrsStatementLineItems [Line Items]
Percent change in the exchange rate between the Canadian and U.S. Dollars	1.00%
Scenario [Member] | Other price risk [member]
IfrsStatementLineItems [Line Items]
Percentage increase in market value of silver	1.00%
Increase (decrease) in equity	$ 40,800	$ 36,000
Percentage decrease in market value of silver	1.00%